Note 11 - Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
	December 31,	December 31,
	2019	2018
Cash and cash equivalents ( Note 3 )	$72,360	$130,180
Accounts receivable ( Note 4 )	83	372
	$72,443	$130,552

Disclosure of market risk [text block]
( in US$ equivalent )	Mexican peso	Canadian dollar

Cash	$189	$100
Accounts receivable	56	28
Prepaid	9	-
Investments	-	1,408
Accounts payable	(105)	(452)
Lease obligations	-	(541)
Net assets exposure	$149	$543